SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual	$ 776	$ 871
Deferred revenue		15
Other	1,505	3,092
Other long-term liabilities	$ 2,281	$ 3,978